Annual Fund Operating Expenses	Nov. 01, 2026
Hussman Strategic Market Cycle Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 1, 2027
Hussman Strategic Market Cycle Fund | Hussman Strategic Market Cycle Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.08%	[1]
Expenses (as a percentage of Assets)	1.24%	[2]
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.23%	[3]
Hussman Strategic Total Return Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 1, 2027
Hussman Strategic Total Return Fund | Hussman Strategic Total Return Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.04%	[4]
Expenses (as a percentage of Assets)	0.80%	[5]
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.79%	[6]
Hussman Strategic Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 1, 2027
Hussman Strategic Allocation Fund | Hussman Strategic Allocation Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.32%
Acquired Fund Fees and Expenses	0.06%	[7]
Expenses (as a percentage of Assets)	2.13%	[8]
Fee Waiver or Reimbursement	(0.82%)
Net Expenses (as a percentage of Assets)	1.31%	[9]

[1]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund on investments in shares of money market mutual funds or exchange-traded funds.
[2]	Total Annual Fund Operating Expenses will differ from the Fund’s ratio of total expenses to average net assets as presented in the Fund’s Financial Highlights because the operating expenses of the Fund as presented in the Financial Highlights do not include Acquired Fund Fees and Expenses.
[3]	The investment adviser has contractually agreed that, until November 1, 2027, it will waive its investment advisory fees and/or absorb or reimburse other Fund operating expenses to the extent necessary to limit the Fund’s annual operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to an amount not exceeding 1.15% of the Fund’s average daily net assets. Under the terms of this agreement, the Fund is obligated to reimburse the investment adviser the amount of advisory fees previously waived and Fund expenses previously absorbed or reimbursed by the investment adviser for a period of three years from the date such fees or expenses were waived, absorbed or reimbursed, but only if such reimbursement does not cause the Fund’s operating expenses (after reimbursement by the Fund is taken into account) to exceed the lesser of: (i) the expense limitation in effect at the time such fees and expenses were waived, absorbed or reimbursed by the investment adviser; and (ii) the expense limitation in effect at the time the investment adviser seeks reimbursement. This agreement may not be terminated by the investment adviser without the approval of the Board of Trustees of the Trust. The investment adviser may agree to continue after November 1, 2027 the current arrangement to limit the Fund’s expenses or to implement a similar arrangement, but it is not obligated to do so.
[4]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund on investments in shares of money market mutual funds or exchange-traded funds.
[5]	Total Annual Fund Operating Expenses will differ from the Fund’s ratio of total expenses to average net assets as presented in the Fund’s Financial Highlights because the operating expenses of the Fund as presented in the Financial Highlights do not include Acquired Fund Fees and Expenses.
[6]	The investment adviser has contractually agreed that, until November 1, 2027, it will waive its investment advisory fees and/or absorb or reimburse other Fund operating expenses to the extent necessary to limit the Fund’s annual operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to an amount not exceeding 0.75% of the Fund’s average daily net assets. Under the terms of this agreement, the Fund is obligated to reimburse the investment adviser the amount of advisory fees previously waived and Fund expenses previously absorbed or reimbursed by the investment adviser for a period of three years from the date such fees or expenses were waived, absorbed or reimbursed, but only if such reimbursement does not cause the Fund’s operating expenses (after reimbursement by the Fund is taken into account) to exceed the lesser of: (i) the expense limitation in effect at the time such fees and expenses were waived, absorbed or reimbursed by the investment adviser; and (ii) the expense limitation in effect at the time the investment adviser seeks reimbursement. This agreement may not be terminated by the investment adviser without the approval of the Board of Trustees of the Trust. The investment adviser may agree to continue after November 1, 2027 the current arrangement to limit the Fund’s expenses or to implement a similar arrangement, but it is not obligated to do so.
[7]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund on investments in shares of money market mutual funds or exchange-traded funds.
[8]	Total Annual Fund Operating Expenses will differ from the Fund’s ratio of total expenses to average net assets as presented in the Fund’s Financial Highlights because the operating expenses of the Fund as presented in the Financial Highlights do not include Acquired Fund Fees and Expenses.
[9]	The investment adviser has contractually agreed that, until November 1, 2027 it will waive its investment advisory fees and/or absorb or reimburse other Fund operating expenses to the extent necessary to limit the Fund’s annual operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to an amount not exceeding 1.25% of the Fund’s average daily net assets. Under the terms of this agreement, the Fund is obligated to reimburse the investment adviser the amount of advisory fees previously waived and Fund expenses previously absorbed or reimbursed by the investment adviser for a period of three years from the date such fees or expenses were waived, absorbed or reimbursed, but only if such reimbursement does not cause the Fund’s operating expenses (after reimbursement by the Fund is taken into account) to exceed the lesser of: (i) the expense limitation in effect at the time such fees and expenses were waived, absorbed or reimbursed by the investment adviser; and (ii) the expense limitation in effect at the time the investment adviser seeks reimbursement. This agreement may not be terminated by the investment adviser without the approval of the Board of Trustees of the Trust. The investment adviser may agree to continue after November 1, 2027 the current arrangement to limit the Fund’s expenses or to implement a similar arrangement, but it is not obligated to do so.